UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 5.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.3%

Hawker Beechcraft Acquisition, Term Loan, 2.26%, Maturing 3/26/14	$2,557	$2,147,926
Hawker Beechcraft Acquisition, Term Loan, 2.29%, Maturing 3/26/14	153	128,413

		$2,276,339

Automotive — 0.6%

Pinafore, LLC, Term Loan, 6.75%, Maturing 9/29/16	$4,600	$4,660,016

		$4,660,016

Automotive & Auto Parts — 0.2%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$2,560	$2,020,800

		$2,020,800

Broadcasting — 0.8%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.94%, Maturing 2/26/13	$9,180	$6,854,403

		$6,854,403

Building Materials — 0.7%

Goodman Global Holdings, Inc., Term Loan, Maturing 10/28/16(2)	$1,430	$1,451,271
Goodman Global Holdings, Inc., Term Loan - Second Lien, Maturing 10/27/17(2)	1,530	1,566,338
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	1,778	1,641,828
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	1,387	1,254,305

		$5,913,742

Capital Goods — 0.3%

Dresser, Inc., Term Loan - Second Lien, 6.11%, Maturing 5/4/15	$1,080	$1,080,000
Reynolds Group Holdings, Inc., Term Loan, 2.38%, Maturing 5/5/16(3)	1,770	1,785,723

		$2,865,723

Food Service — 0.5%

Burger King Corp., Term Loan, 6.25%, Maturing 10/19/16	$3,530	$3,566,624
DineEquity, Inc., Term Loan, 6.00%, Maturing 10/19/17	900	910,500

		$4,477,124

Gaming — 0.4%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(4)	$5,410	$128,487
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	1,580	1,311,400
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,338	2,255,803

		$3,695,690

Health Care — 0.3%

IASIS Healthcare, (PIK), Term Loan, 5.54%, Maturing 6/13/14	$2,170	$2,109,096

		$2,109,096

Super Retail — 0.3%

General Nutrition Centers, Inc., Term Loan, 2.53%, Maturing 9/16/13	$2,320	$2,267,800

		$2,267,800

Transportation Ex Air / Rail — 0.3%

CEVA Group PLC, Term Loan, 3.26%, Maturing 11/4/13	$2,385	$2,142,518
CEVA Group PLC, Term Loan, 3.88%, Maturing 11/4/13	590	528,461

		$2,670,979

Utilities — 0.5%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.92%, Maturing 10/10/14	$5,465	$4,299,451

		$4,299,451

Total Senior Floating-Rate Interests
(identified cost $51,851,459)		$44,111,163

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Corporate Bonds & Notes — 86.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace and Defense — 0.2%

BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,425,113

		$1,425,113

Air Transportation — 0.1%

Continental Airlines, 7.033%, 6/15/11	$817	$834,296
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(5)	280	309,400

		$1,143,696

Automotive — 0.9%

Avis Budget Car Rental, LLC / Avis Budget Finance, Inc., 9.625%, 3/15/18	$1,795	$1,938,600
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(5)	5,625	6,046,875

		$7,985,475

Automotive & Auto Parts — 3.8%

Accuride Corp., 9.50%, 8/1/18(5)	$1,340	$1,467,300
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(5)	1,415	1,579,494
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(5)	5,436	5,918,009
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(5)	3,840	4,372,800
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,518,900
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,120	4,830,597
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,690,412
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,674,250
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	1,360	1,564,000
Lear Corp., 7.875%, 3/15/18	545	595,412
Lear Corp., 8.125%, 3/15/20	680	759,900
Navistar International Corp., 8.25%, 11/1/21	3,080	3,391,850
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(5)	2,645	2,790,475

		$32,153,399

Banks and Thrifts — 2.1%

CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$1,450	$1,464,500
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,470,000
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,382,600
General Motors Acceptance Corp., 8.00%, 11/1/31	3,955	4,340,612
General Motors Acceptance Corp., 8.30%, 2/12/15(5)	5,560	6,074,300

		$17,732,012

Broadcasting — 2.5%

Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$1,800	$1,777,500
Clear Channel Communications, Inc., Sr. Notes, 5.00%, 3/15/12	455	439,644
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	9,790	9,814,475
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	1,515	1,662,713
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(5)	1,675	1,752,469
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(5)	1,305	1,469,756
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(5)	3,575	4,281,062

		$21,197,619

Building Materials — 1.0%

Associated Materials, LLC, Sr. Notes, 9.125%, 11/1/17(5)	$2,620	$2,757,550
Goodman Global Group, Inc., 0.00%, 12/15/14	4,000	2,595,000
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	640	745,600
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	607	628,245
Norcraft Cos. LP/Norcraft Finance Corp., Sr. Notes, 10.50%, 12/15/15	640	686,400
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	790	852,213

		$8,265,008

Cable / Satellite TV — 0.3%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$866,037
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	685	776,619
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(5)	410	437,675
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20(5)	680	737,800

		$2,818,131

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Capital Goods — 2.1%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,648,350
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(5)	2,890	3,063,400
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,423,325
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	2,170	2,245,950
Greenbrier Cos., Inc., 8.375%, 5/15/15	145	145,000
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	800,125
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,019,600
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(5)	2,705	2,779,387
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,925,475

		$18,050,612

Chemicals — 4.1%

BWAY Holding Co., 10.00%, 6/15/18(5)	$550	$602,250
Celanese US Holdings, LLC, 6.625%, 10/15/18(5)	805	857,325
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,130,450
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,371,500
Chemtura Corp., 7.875%, 9/1/18(5)	1,855	2,008,037
CII Carbon, LLC, 11.125%, 11/15/15(5)	1,755	1,873,462
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, Sr. Notes, 9.00%, 11/15/20(5)	935	974,738
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(5)	2,475	2,635,875
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	4,115	3,765,225
Koppers, Inc., 7.875%, 12/1/19	315	342,563
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(5)	4,075	4,472,312
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	1,590	1,788,750
Momentive Performance Materials, Inc., 9.00%, 1/15/21(5)	1,325	1,378,000
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,766,975
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	569,106
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	3,590	3,231,000
Solutia, Inc., 8.75%, 11/1/17	1,420	1,597,500
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(5)	1,085	1,170,444

		$34,535,512

Consumer Products — 2.9%

ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,176,800
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	6,123,900
Diversey Holdings, Inc., Sr. Notes, 10.50%, 5/15/20	1,328	1,550,547
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,729,100
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(5)	2,650	2,775,875
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(5)	2,650	2,765,937
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,188
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(5)	1,125	1,292,344
Spectrum Brands Holdings Inc., (PIK), 12.00%, 8/28/19	3,060	3,465,450

		$24,469,141

Containers — 0.6%

Ardagh Packaging Finance PLC, 9.125%, 10/15/20(5)	$1,100	$1,171,500
Ardagh Packaging Finance PLC, Sr. Notes, 7.375%, 10/15/17(5)	785	836,025
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,257,475

		$5,265,000

Diversified Media — 3.1%

Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(5)	$14,135	$15,195,125
Catalina Marketing Corp., 11.625%, 10/1/17(5)	3,090	3,445,350
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,960	1,776,250
MDC Partners, Inc., 11.00%, 11/1/16(5)	1,435	1,600,025
Nielsen Finance, LLC, 10.00%, 8/1/14	384	404,640
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,159,850
Nielsen Finance, LLC, (0.00% until 8/1/11), 12.50%, 8/1/16	1,520	1,556,100
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	254,100

		$26,391,440

Electric Utilities — 0.1%

Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	$820	$563,750

		$563,750

Energy — 8.9%

Abengoa Finance SAU, 8.875%, 11/1/17(5)	$4,060	$4,019,400
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	3,315	3,688,097
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15(5)	3,000	2,752,500
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,207,419
Bill Barrett Corp., 9.875%, 7/15/16	385	425,425

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Energy (continued)

Calpine Corp., Sr. Notes, 7.50%, 2/15/21(5)	$6,870	$7,067,512
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18(5)	1,055	1,067,622
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(5)	2,540	2,736,850
Compton Petroleum Finance Corp., 10.00%, 9/15/17	1,025	881,827
Continental Resources, Inc., 7.125%, 4/1/21(5)	670	726,950
Continental Resources, Inc., 7.375%, 10/1/20(5)	280	304,500
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,469,375
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,117,761
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,584,425
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,065	1,166,175
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(5)	2,905	2,875,950
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	3,619,350
Harvest Operations Corp., 6.875%, 10/1/17(5)	800	844,000
Holly Corp., 9.875%, 6/15/17	1,710	1,881,000
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(5)	2,080	1,924,000
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,445,825
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,570,750
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,766,250
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	200	192,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	1,480	1,361,600
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(5)	3,235	3,121,775
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,155,200
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,063,213
SandRidge Energy, Inc., 8.75%, 1/15/20	1,615	1,687,675
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	5,085	5,224,838
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	710,500
United Refining Co., Sr. Notes, 10.50%, 8/15/12	4,575	4,231,875

		$75,727,319

Entertainment / Film — 1.7%

AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$10,985,669
Regal Entertainment Group, 9.125%, 8/15/18	930	993,938
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,335	2,527,637

		$14,507,244

Environmental — 0.1%

Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	$650	$722,313

		$722,313

Food & Drug Retail — 0.2%

Rite Aid Corp., Sr. Notes, 8.00%, 8/15/20(5)	$1,990	$2,059,650

		$2,059,650

Food Service — 0.2%

DineEquity, Inc., Sr. Notes, 9.50%, 10/30/18(5)	$1,310	$1,401,700

		$1,401,700

Food / Beverage / Tobacco — 2.5%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(5)	$1,610	$1,521,450
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(5)	2,480	2,604,000
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,081,100
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(5)	2,695	2,951,025
Pinnacle Foods Finance, LLC, 8.25%, 9/1/17(5)	265	277,587
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(5)	1,925	2,038,094
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15	1,215	1,286,381
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	175	191,188
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	1,000	1,053,750
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(5)	2,140	2,477,050
U.S. Foodservice, Inc., Sr. Notes, 10.75%, 6/30/15(5)	4,770	4,984,650

		$21,466,275

Gaming — 5.2%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(4)(5)	$5,755	$1,525,075
CCM Merger, Inc., 8.00%, 8/1/13(5)	1,480	1,391,200
Chukchansi EDA, Sr. Notes, Variable Rate, 4.123%, 11/15/12(5)	595	380,800
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(6)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(4)(5)	9,480	74,607
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,001,925
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,765	5,823,750
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	584,575
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,173,600

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(5)	$2,760	$2,746,200
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.00%, 11/15/10(4)	3,615	1,482,150
Majestic HoldCo, LLC, 12.50%, 10/15/11(4)(5)	1,620	29,160
MGM Resorts International, 6.75%, 9/1/12	1,205	1,194,456
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20(5)	680	747,150
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,474,650
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,559,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,029,025
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,904,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,422,831
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	943,016
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(5)	1,620	1,490,400
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	415,350
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,070,450
San Pasqual Casino, 8.00%, 9/15/13(5)	1,335	1,301,625
Seminole Hard Rock Entertainment, Variable Rate, 2.792%, 3/15/14(5)	990	883,575
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	3,605	3,294,069
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(5)(6)	4,371	2,818,858

		$44,383,525

Health Care — 6.1%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$3,010,400
Alere, Inc., 9.00%, 5/15/16	760	815,100
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,447,188
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(5)	550	585,750
Biomet, Inc., 11.625%, 10/15/17	6,755	7,641,594
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,607,200
DJO Finance, LLC/DJO Finance Corp., 9.75%, 10/15/17(5)	1,060	1,107,700
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,168,231
HCA, Inc., (PIK), 9.625%, 11/15/16	515	561,350
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	2,195	2,474,862
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(5)	935	944,350
LifePoint Hospitals, Inc., 6.625%, 10/1/20(5)	1,005	1,062,788
Multiplan, Inc., 9.875%, 9/1/18(5)	2,800	3,003,000
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,789,275
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(5)	1,080	1,125,900
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(5)	6,210	6,349,725
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	1,240	1,261,700
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	2,470	2,642,900
Sabra Health Care LP / Sabra Capital Corp., 8.125%, 11/1/18(5)	925	962,000
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,723,269
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	2,040	2,279,700
Valeant Pharmaceuticals International, 6.75%, 10/1/17(5)	1,365	1,428,131
Valeant Pharmaceuticals International, 7.00%, 10/1/20(5)	2,045	2,152,362

		$52,144,475

Homebuilders / Real Estate — 1.1%

CB Richard Ellis Service, Inc., 6.625%, 10/15/20(5)	$2,625	$2,677,500
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,399,900

		$9,077,400

Hotels — 1.0%

Mandalay Resort Group, 6.375%, 12/15/11	$2,850	$2,867,813
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18(5)	2,100	2,380,875
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(5)	2,680	2,921,200

		$8,169,888

Insurance — 0.5%

Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$2,225	$2,350,156
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(5)	670	679,213
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.251%, 11/15/14(5)	1,200	1,044,000

		$4,073,369

Leisure — 1.4%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(4)(5)(6)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(4)(5)(6)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(4)(5)(6)	3,985	0

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Leisure (continued)

Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(5)	$590	$610,650
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(5)	660	661,650
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	926,100
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,903,125
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	585,825
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,480,338
Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	1,965	2,092,725
Universal City Development Partners, Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	3,515	3,892,862

		$12,153,275

Machinery — 0.3%

Manitowoc Co., Inc. (The), 8.50%, 11/1/20	$2,625	$2,752,969

		$2,752,969

Metals / Mining — 4.1%

Arch Coal, Inc., 7.25%, 10/1/20	$925	$1,017,500
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	862,538
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,718,275
Consol Energy, Inc., 8.00%, 4/1/17(5)	1,630	1,793,000
Consol Energy, Inc., 8.25%, 4/1/20(5)	1,365	1,528,800
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	6,510	9,634,800
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(5)	6,650	6,849,500
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(5)	3,700	3,959,000
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	914,525
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	893	1,104,062
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	4,370	5,590,978

		$34,972,978

Paper — 1.5%

ABI Escrow Corp., Sr. Notes, 10.25%, 10/15/18(5)	$1,990	$2,134,275
Boise Paper Holdings, LLC, 8.00%, 4/1/20	545	591,325
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	1,825	1,998,375
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,895,125
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,433,262
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	2,225	2,302,875
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.216%, 8/1/14	245	221,113

		$12,576,350

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,207,500
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	677,625

		$1,885,125

Restaurants — 0.4%

NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	$3,380	$3,515,200

		$3,515,200

Services — 7.0%

Brickman Group Holdings, Inc., Sr. Notes, 9.125%, 11/1/18(5)	$550	$569,250
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,022,950
First Data Corp., (PIK), 10.55%, 9/24/15	3,158	2,684,512
Hertz Corp., 7.50%, 10/15/18(5)	205	212,175
Hertz Corp., 8.875%, 1/1/14	1,515	1,564,238
Hertz Corp., 10.50%, 1/1/16	625	667,969
Laureate Education, Inc., 10.00%, 8/15/15(5)	7,020	7,230,600
Laureate Education, Inc., 11.75%, 8/15/17(5)	3,930	4,244,400
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	11,291	11,677,902
MDC Partners, Inc., 11.00%, 11/1/16	2,200	2,453,000
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	2,575	2,227,375
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,667	1,185,832
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,453,025
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(5)	3,290	3,693,025
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(5)	910	980,525
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(5)	830	674,375
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,615,625
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(5)	2,040	2,361,300
Tutor Perini Corp., 7.625%, 11/1/18(5)	2,350	2,397,000
United Rentals North America, Inc., 7.75%, 11/15/13	1,055	1,066,869

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

United Rentals North America, Inc., 8.375%, 9/15/20	$2,660	$2,713,200
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,685,025
West Corp., 9.50%, 10/15/14	2,165	2,278,662

		$59,658,834

Steel — 0.2%

AK Steel Corp., 7.625%, 5/15/20	$1,140	$1,192,725
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)	5,225	53,295
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	713,150

		$1,959,170

Super Retail — 5.5%

Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$4,300	$4,601,000
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	1,425	1,419,656
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,380	7,564,500
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,714,975
Michaels Stores, Inc., (0.00% until 11/1/11), 13.00%, 11/1/16	4,030	3,964,513
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18(5)	670	666,650
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,498,072
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,817,762
Toys “R” Us, 10.75%, 7/15/17	5,500	6,311,250
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(5)	1,760	1,841,400
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(5)	60	65,250
Yankee Acquisition Corp., 9.75%, 2/15/17	2,370	2,482,575

		$46,947,603

Technology — 2.6%

Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,090,425
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20(5)	700	745,500
Alliant Techsystems, Inc., 6.875%, 9/15/20	690	729,675
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	2,962,963
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	4,533	4,583,556
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	727,600
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	923,400
SSI Investments II, Sr. Notes, 11.125%, 6/1/18(5)	3,020	3,397,500
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,155,937

		$22,316,556

Telecommunications — 6.8%

Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(5)	$3,770	$4,203,550
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(5)	1,175	1,241,094
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(5)	1,940	2,281,925
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,089,844
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,587,942
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	700	764,750
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,745	2,981,756
Intelsat SA, Sr. Notes, 6.50%, 11/1/13	1,485	1,503,562
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	395	408,825
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	825,188
NII Capital Corp., 8.875%, 12/15/19	3,235	3,615,112
NII Capital Corp., 10.00%, 8/15/16	2,740	3,120,175
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,268,088
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	864,450
Sprint Capital Corp., 6.875%, 11/15/28	1,115	1,056,463
Sprint Capital Corp., 6.90%, 5/1/19	5,080	5,219,700
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	9,065,100
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,811,100
Wind Acquisition Finance SA, 12.00%, 12/1/15(5)	2,530	2,694,450
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(5)	3,680	4,213,600
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(5)	2,140	2,415,910

		$58,232,584

Textiles / Apparel — 0.7%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,420	$2,764,850
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,086,136

		$5,850,986

Transportation Ex Air / Rail — 2.4%

AMGH Merger Sub, Inc., 9.25%, 11/1/18(5)	$830	$863,200
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(5)	2,440	2,452,725
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(5)	2,815	3,012,050
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(5)	2,065	2,245,687

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation Ex Air / Rail (continued)

CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(5)	$6,695	$7,029,750
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(5)	1,490	1,549,600
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,470	1,640,888
Western Express, Inc., 12.50%, 4/15/15(5)	2,000	1,920,000

		$20,713,900

Utilities — 1.7%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$1,943	$2,039,846
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(5)	3,315	3,605,062
NGC Corp., 7.625%, 10/15/26	3,205	1,939,025
NRG Energy, Inc., 8.25%, 9/1/20(5)	3,315	3,530,475
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,786,813
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	374,625

		$14,275,846

Total Corporate Bonds & Notes
(identified cost $714,372,066)		$733,540,442

Convertible Bonds — 0.1%

Security	Shares	Value

Health Care — 0.1%

Kendle International, Inc., 3.375%, 7/15/12	955	$882,181

		$882,181

Total Convertible Bonds
(identified cost $908,136)		$882,181

Common Stocks — 3.6%

Security	Shares	Value

Building Materials — 0.3%

Panolam Holdings Co.(6)(7)	3,117	$2,478,358

		$2,478,358

Consumer Products — 0.0%(12)

HF Holdings, Inc.(6)(8)	13,600	$154,632

		$154,632

Energy — 0.1%

SemGroup Corp.(8)	16,378	$381,608

		$381,608

Gaming — 0.0%(12)

Fontainebleau Equity Holdings, Class A(6)(7)(8)	148,726	$1,487
Greektown Superholdings, Inc.(8)	892	69,576
Shreveport Gaming Holdings, Inc.(6)	4,858	87,444

		$158,507

Publishing / Printing — 0.0%(12)

Dex One Corp.(8)	7,886	$55,281

		$55,281

Services — 0.9%

Geo Group, Inc. (The)(8)	300,000	$7,695,000

		$7,695,000

Steel — 0.6%

RathGibson Acquisition Co., LLC(6)(7)(8)	233,000	$5,461,520

		$5,461,520

Super Retail — 1.0%

Express, Inc.(8)	244,500	$3,344,760
GameStop Corp., Class A(8)	200,000	3,932,000
GNC Acquisition Holdings, Class A(6)(7)(8)	108,818	1,403,752

		$8,680,512

Technology — 0.7%

Amkor Technology, Inc.(8)	800,000	$5,768,000

		$5,768,000

Total Common Stocks
(identified cost $27,464,685)		$30,833,418

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Convertible Preferred Stocks — 0.3%

Security	Shares		Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471		$2,049,580
Chesapeake Energy Corp., 5.00%(5)	6,292		505,720

			$2,555,300

Total Convertible Preferred Stocks
(identified cost $2,908,400)			$2,555,300

Preferred Stocks — 0.2%

Security	Shares/Units		Value

Diversified Financial Services — 0.1%

Citigroup Capital XIII, 7.875%	26,702		$707,603

			$707,603

Gaming — 0.0%(12)

Fontainebleau Resorts LLC (PIK)(6)(7)(8)	4,544		$45

			$45

Homebuilders / Real Estate — 0.1%

GGP Capital Trust I(5)(8)	3,000,000	(9)	$1,140,000

			$1,140,000

Services — 0.0%(12)

Muzak Holdings LLC, Variable Rate, (PIK), 10%(7)(8)	102,000		$178,490

			$178,490

Super Retail — 0.0%(12)

GNC Acquisition Holdings(6)(7)(8)	37,182		$242,055

			$242,055

Total Preferred Stocks
(identified cost $8,817,888)			$2,268,193

Miscellaneous — 0.1%

Security	Shares		Value

Cable / Satellite TV — 0.1%

Adelphia, Inc., Escrow Certificate(8)	3,555,000		$58,302
Adelphia, Inc., Escrow Certificate(8)	7,585,000		124,394
Adelphia Recovery Trust(8)	10,758,837		215,177

			$397,873

Total Miscellaneous
(identified cost $9,898,658)			$397,873

Warrants — 0.3%

Security	Shares		Value

Energy — 0.0%(12)

SemGroup Corp., Expires 11/30/14(8)	17,240		$105,595

			$105,595

Food / Beverage / Tobacco — 0.0%(12)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(8)	1,610		$201,250

			$201,250

Gaming — 0.3%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(6)(7)(8)	25,351		$2,148,261

			$2,148,261

Publishing / Printing — 0.0%(12)

Reader’s Digest Association, Inc. (The), Expires 2/14/19(6)(8)	17,588		$0

			$0

Total Warrants
(identified cost $172)			$2,455,106

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Short-Term Investments — 2.3%

	Interest
Security	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(10)(11)	$19,485	$19,485,117

Total Short-Term Investments
(identified cost $19,485,117)		$19,485,117

Total Investments — 98.2%
(identified cost $835,706,581)		$836,528,793

Less Unfunded Loan Commitments — (0.2)%		$(1,770,000)

Net Investments — 98.0%
(identified cost $833,936,581)		$834,758,793

Other Assets — 2.0%		$17,400,486

Net Assets — 100.0%		$852,159,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK - Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2010, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $312,371,310 or 36.7% of the Portfolio’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Restricted security (see Note 5).

(8)	Non-income producing security.

(9)	Reflects stated liquidation amount.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010.

(11)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended October 31, 2010 was $22,824 and $0, respectively.

(12)	Amount is less than 0.05%.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $814,451,464)	$815,273,676
Affiliated investment, at value (identified cost, $19,485,117)	19,485,117
Cash	9,662
Restricted cash*	29,000
Interest and dividends receivable	17,701,556
Interest receivable from affiliated investment	2,182
Receivable for investments sold	8,835,069
Receivable for open swap contracts	664,399
Premium paid on open swap contracts	526,380

Total assets	$862,527,041

Liabilities

Payable for investments purchased	$8,832,413
Payable for open swap contracts	31,206
Payable for closed swap contracts	376,881
Premium received on open swap contracts	545,202
Payable to affiliates:
Investment adviser fee	396,460
Trustees’ fees	2,350
Accrued expenses	183,250

Total liabilities	$10,367,762

Net Assets applicable to investors’ interest in Portfolio	$852,159,279

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$850,703,874
Net unrealized appreciation	1,455,405

Total	$852,159,279

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Year Ended
October 31, 2010

Investment Income

Interest and other income	$72,996,224
Dividends	175,503
Interest allocated from affiliated investments	26,411
Expenses allocated from affiliated investments	(3,587)

Total investment income	$73,194,551

Expenses

Investment adviser fee	$4,563,633
Trustees’ fees and expenses	27,486
Custodian fee	264,966
Legal and accounting services	110,138
Miscellaneous	54,804

Total expenses	$5,021,027

Deduct —
Reduction of custodian fee	$496

Total expense reductions	$496

Net expenses	$5,020,531

Net investment income	$68,174,020

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$18,863,955
Investment transactions allocated from affiliated investments	1,496
Swap contracts	646,942

Net realized gain	$19,512,393

Change in unrealized appreciation (depreciation) —
Investments	$53,673,283
Swap contracts	(102,096)

Net change in unrealized appreciation (depreciation)	$53,571,187

Net realized and unrealized gain	$73,083,580

Net increase in net assets from operations	$141,257,600

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2010	October 31, 2009

From operations —
Net investment income	$68,174,020	$61,608,446
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	19,512,393	(52,689,551)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	53,571,187	190,325,398

Net increase in net assets from operations	$141,257,600	$199,244,293

Capital transactions —
Contributions	$104,640,446	$138,360,690
Withdrawals	(104,594,857)	(106,809,974)

Net increase in net assets from capital transactions	$45,589	$31,550,716

Net increase in net assets	$141,303,189	$230,795,009

Net Assets

At beginning of year	$710,856,090	$480,061,081

At end of year	$852,159,279	$710,856,090

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,

	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64%	0.79%	0.70%	0.63%	0.59%
Net investment income	8.65%	11.34%	9.38%	8.33%	8.13%
Portfolio Turnover	79%	72%	48%	81%	62%

Total Return	19.52%	38.97%	(29.08)%	6.54%	11.66%

Net assets, end of year (000’s omitted)	$852,159	$710,856	$480,061	$872,268	$1,087,324

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2010, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 53.2%, 17.4%, 17.8% and 2.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2010, the Portfolio’s investment adviser fee totaled $4,565,024 of which $1,391 was allocated from Cash Management Portfolio and $4,563,633 was paid or accrued directly by the Portfolio. For the year ended October 31, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.58% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $631,768,560 and $607,618,249, respectively, for the year ended October 31, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$838,317,727

Gross unrealized appreciation	$67,978,593
Gross unrealized depreciation	(71,537,527)

Net unrealized depreciation	$(3,558,934)

5   Restricted Securities

At October 31, 2010, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Shares/
Description	Acquisition	Units	Cost		Value

Stocks, Miscellaneous and Warrants

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,403,752
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		242,055
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Muzak Holdings LLC, Variable Rate, (PIK), Preferred	6/18/10	102,000	1,019,967		178,490
Panolam Holdings Co.	12/30/09	3,117	1,712,791		2,478,358
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,148,261
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		5,461,520

Total Restricted Securities			$11,028,470		$11,913,968

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Credit Default Swaps — Buy Protection

			Notional	Pay
			Amount	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Depreciation

Deutsche Bank	First Data Corp.	Caa1/B-	$3,000	5.00%(1)	9/20/15	$(31,206)

$(31,206)

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Sell Protection

			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Appreciation

Bank of America	Amkor Technology, Inc.	Ba3/BB-	$1,150	5.00%(1)	6/20/15	$61,438
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB-	2,000	5.00(1)	6/20/15	152,465
Citigroup, Inc.	First Data Corp.	Caa1/B-	4,560	5.00(1)	12/20/10	101,952
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00(1)	9/20/15	120,145
Goldman Sachs Group, Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00(1)	9/20/15	228,399

						$664,399

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,810,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At October 31, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $31,206.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $664,399, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $348,544. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at October 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Credit default swap contracts	$664,399	$(31,206)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the year ended October 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Credit default swap contracts	$646,942	$(102,096)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the year ended October 31, 2010, which is indicative of the volume of this derivative type, was approximately $11,060,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio

High Income Opportunities Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2010.

8   Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$42,341,163	$—	$42,341,163
Corporate Bonds & Notes	—	730,100,206	3,440,236	733,540,442
Convertible Bonds	—	882,181	—	882,181
Common Stocks	21,176,649	69,576	9,587,193	30,833,418
Convertible Preferred Stocks	2,049,580	505,720	—	2,555,300
Preferred Stocks	707,603	1,318,490	242,100	2,268,193
Miscellaneous	—	397,873	—	397,873
Warrants	—	306,845	2,148,261	2,455,106
Short-Term Investments	—	19,485,117	—	19,485,117

Net Investments	$23,933,832	$795,407,171	$15,417,790	$834,758,793

Credit Default Swaps	$—	$664,399	$—	$664,399

Total	$23,933,832	$796,071,570	$15,417,790	$835,423,192

Liability Description

Credit Default Swaps	$—	$(31,206)	$—	$(31,206)

Total	$—	$(31,206)	$—	$(31,206)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment
	in Corporate	Investment in	Investment in
	Bonds &	Common	Preferred	Investment in	Investment in
	Notes	Stocks	Stocks	Warrants	Miscellaneous	Total

Balance as of October 31, 2009	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	16,803	—	—	—	20,354	37,157
Change in net unrealized appreciation (depreciation)*	(558,277)	5,268,142	17,104	(318,411)	908	4,409,466
Net purchases (sales)	(570,803)	2,949,332	—	—	(21,726)	2,356,803
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3**	3,931,135	—	—	—	—	3,931,135

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$—	$15,417,790

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2010*	$(558,277)	$5,268,142	$17,104	$(318,411)	$—	$4,408,558

*	Amount is included in the related amount on investments in the Statement of Operations.
**Transfers are reflected at the value of the securities at the beginning of the period.

High Income Opportunities Portfolio as of October 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of High Income Opportunities Portfolio:
We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (“the Portfolio”), including the portfolio of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2010

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 and December 31, 2009 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 37 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 1966	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Christine M. Johnston 1972	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 33 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 34 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 33 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 1961	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 26 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT’D

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Income Opportunities Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-12/10	HISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/09	10/31/10

Audit Fees	$75,230	$75,230
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,960	$12,960
All Other Fees(3)	$2,500	$900

Total	$90,690	$89,090

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/09	10/31/10

Registrant	$15,460	$13,860
Eaton Vance(1)	$280,861	$278,901

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 17, 2010

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date: December 17, 2010